Financial risk management - Foreign currency risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Net working capital asset	$ 123.9	$ 74.2
Reasonably possible change in risk variable, percent	10.00%
Impact on value of net working capital	$ 12.4	$ 7.4